SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTED INFORMATION	SEGMENTED INFORMATION
We disaggregate our revenue from contracts with customers into reportable segments (see consolidated statements of operations and comprehensive loss), type and geographical region.
We operate our business under two reportable segments (i) IoT Solutions and (ii) Embedded Broadband:
IoT Solutions
Our IoT Solutions segment is focused on end-to-end IoT solutions that include recurring connectivity services, cloud management software, and cellular modules and gateways targeted primarily at enterprises and OEMs in the IoT space. Our primary focus is on three key markets: (i) Industrial Edge for manufacturing asset monitoring; (ii) Mobile Edge for mobile asset tracking; and (iii) Infrastructure Edge for commercial infrastructure and building monitoring.
Embedded Broadband
Our Embedded Broadband segment is comprised of our high-speed cellular embedded modules that are typically used in non-industrial applications, namely Mobile Computing and Enterprise Networking markets. The products in this segment are typically high-speed 4G LTE and LTE-Advanced, and 5G cellular modules that are ordered in larger volumes. In this segment, we have limited opportunities to provide connectivity services or IoT solutions to the OEM customer.
As our chief operating decision maker does not evaluate the performance of our operating segments based on segment assets, management does not present asset information on a segmented basis.
REVENUE BY TYPE

	2020	2019
Revenue
Product	$332,544	$449,063
Recurring and other services	116,044	98,213
	$448,588	$547,276

REVENUE BY GEOGRAPHICAL REGION

	2020	2019
Americas	$199,472	$235,896
Europe, Middle East and Africa	76,500	85,243
Asia-Pacific	172,616	226,137
	$448,588	$547,276

PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION

	2020	2019
Americas	$23,357	$19,075
Europe, Middle East and Africa	5,237	5,212
Asia-Pacific	2,818	3,290
	$31,412	$27,577

We sell certain products through resellers, original equipment manufacturers and wireless service providers who sell these products to end-users. In 2020, we did not have any customers that accounted for more than 10% of total revenue. In 2019, we had one customer that accounted for 10.2% of total revenue.